Derivatives - Balance Sheet Classification and Offsetting (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Derivatives, Fair Value [Line Items]
Notional amount	$ 32,802	$ 35,067
Derivative, fair value	1,779	(777)
Derivative asset, fair value, gross, including not subject to master netting arrangement	2,595	291
Derivative liability, fair value, gross, including not subject to master netting arrangement	(816)	(1,068)
Designated as Hedging | Cash flow hedges
Derivatives, Fair Value [Line Items]
Notional amount	250	100
Derivative, fair value	0	0
Derivative asset, fair value, gross	0	0
Derivative liability, fair value, gross	0	0
Designated as Hedging | Cash flow hedges | Interest rate swaps
Derivatives, Fair Value [Line Items]
Notional amount	250	100
Derivative, fair value	0	0
Derivative asset, fair value, gross	0	0
Derivative liability, fair value, gross	0	0
Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Notional amount	32,552	34,967
Derivative, fair value	1,779	(777)
Derivative asset, fair value, gross	2,595	291
Derivative liability, fair value, gross	(816)	(1,068)
Not Designated as Hedging Instrument | Interest rate swaps
Derivatives, Fair Value [Line Items]
Notional amount	276	506
Not Designated as Hedging Instrument | Interest rate swaps and futures
Derivatives, Fair Value [Line Items]
Notional amount	1,363	3,074
Derivative, fair value	(1)	(7)
Derivative asset, fair value, gross	3	19
Derivative liability, fair value, gross	(4)	(26)
Not Designated as Hedging Instrument | Foreign currency swaps and forwards
Derivatives, Fair Value [Line Items]
Notional amount	161	161
Derivative, fair value	15	9
Derivative asset, fair value, gross	16	10
Derivative liability, fair value, gross	(1)	(1)
Not Designated as Hedging Instrument | Credit derivatives that assume credit risk
Derivatives, Fair Value [Line Items]
Notional amount	500	100
Derivative, fair value	4	2
Derivative asset, fair value, gross	4	2
Derivative liability, fair value, gross	0	0
Not Designated as Hedging Instrument | GMWB product derivatives
Derivatives, Fair Value [Line Items]
Notional amount	6,308	7,086
Derivative, fair value	131	80
Derivative asset, fair value, gross	131	100
Derivative liability, fair value, gross	0	(20)
Not Designated as Hedging Instrument | Reinsurance recoverable for GMWB
Derivatives, Fair Value [Line Items]
Notional amount	1,397	1,555
Derivative, fair value	(131)	(8)
Derivative asset, fair value, gross	0	0
Derivative liability, fair value, gross	(131)	(8)
Not Designated as Hedging Instrument | GMWB hedging instruments
Derivatives, Fair Value [Line Items]
Notional amount		0	$ 0
Derivative, fair value		0	0
Derivative asset, fair value, gross		0	0
Derivative liability, fair value, gross		0	$ 0
Not Designated as Hedging Instrument | Macro hedge program
Derivatives, Fair Value [Line Items]
Notional amount	22,823	22,991
Derivative, fair value	211	(213)
Derivative asset, fair value, gross	506	145
Derivative liability, fair value, gross	(295)	(358)
Not Designated as Hedging Instrument | FIA embedded derivative
Derivatives, Fair Value [Line Items]
Notional amount	0	0
Derivative, fair value	(385)	(655)
Derivative asset, fair value, gross	0	0
Derivative liability, fair value, gross	(385)	(655)
Not Designated as Hedging Instrument | Reinsurance recoverable for FIA embedded derivative
Derivatives, Fair Value [Line Items]
Notional amount	0	0
Derivative, fair value	288	0
Derivative asset, fair value, gross	288	0
Derivative liability, fair value, gross	0	0
Not Designated as Hedging Instrument | Funds withheld on modified coinsurance reinsurance contracts
Derivatives, Fair Value [Line Items]
Notional amount	0	0
Derivative, fair value	1,647	15
Derivative asset, fair value, gross	1,647	15
Derivative liability, fair value, gross	0	0
Fixed maturities, AFS
Derivatives, Fair Value [Line Items]
Notional amount	56	56
Derivative, fair value	0	0
Derivative asset, fair value, gross	0	0
Derivative liability, fair value, gross	0	0
Other investments
Derivatives, Fair Value [Line Items]
Notional amount	11,998	8,163
Derivative, fair value	195	43
Derivative asset, fair value, gross	237	91
Derivative liability, fair value, gross	(42)	(48)
Other liabilities
Derivatives, Fair Value [Line Items]
Notional amount	13,043	18,206
Derivative, fair value	34	(252)
Derivative asset, fair value, gross	292	85
Derivative liability, fair value, gross	(258)	(337)
Reinsurance recoverable for GMWB
Derivatives, Fair Value [Line Items]
Notional amount	1,397	1,556
Derivative, fair value	286	7
Derivative asset, fair value, gross	417	15
Derivative liability, fair value, gross	(131)	(8)
Funds withheld liability
Derivatives, Fair Value [Line Items]
Notional amount	0	0
Derivative, fair value	1,518	0
Derivative asset, fair value, gross	1,518	0
Derivative liability, fair value, gross	0	0
Other policyholder funds and benefits payable
Derivatives, Fair Value [Line Items]
Notional amount	6,308	7,086
Derivative, fair value	(254)	(575)
Derivative asset, fair value, gross	131	100
Derivative liability, fair value, gross	(385)	(675)
Derivative liabilities | Other liabilities
Derivatives, Fair Value [Line Items]
Derivative liability, fair value, gross	(300)	(385)
Derivative liability, gross, offset	(195)	(134)
Derivative liabilities	34	(252)
Derivative liability, collateral, right to reclaim cash	(139)	1
Derivative liability, fair value of collateral	(103)	(251)
Derivative liability, amount offset against collateral	(2)	0
Derivative assets | Other investments
Derivatives, Fair Value [Line Items]
Derivative asset, fair value, gross	529	176
Derivative asset, gross amount offset	446	162
Derivative assets	195	43
Derivative, cash collateral	(112)	(29)
Derivative asset, financial collateral	68	5
Derivative asset, amount offset against collateral	$ 15	$ 9